Marketable Securities Disclosure	12 Months Ended
Dec. 31, 2019
Notes
Marketable Securities Disclosure	3. Marketable Securities
	2018 Fair value $	Additions $	Disposals $	Impairment $	Unrealized gain $	2019 Fair value $

Marketable securities	4,701	-	-	-	26,091	30,792

	2017 Fair value $	Additions $	Disposals $	Impairment $	Unrealized gain $	2018 Fair value $

Marketable securities	8,519	308,714	(308,714)	(3,818)	-	4,701

During the year ended December 31, 2018, the Company purchased marketable securities with a fair value of $382,033 (CAD$495,000) for $308,714 (CAD$400,000) from an arm’s length party, resulting in a gain of $73,320 (CAD$95,000). The purchase was paid by the arm’s length party as the purpose of the transaction was to assist the arm’s length to dispose of the shares. These shares were later sold for $495,165, resulting in a again of $113,131 (CAD$146,584). The gain belongs to the arm’s length party and therefore was recorded as a payable to the CEO of the Company.